Distribution Restrictions - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 06, 2020	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Balance of permitted transfers to parent company	$ 3,429,654	$ 3,389,763		$ 3,156,061
Description of provisions on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	(i) the total debt ratio is less than 7.0 to 1 and (ii) the secured debt ratio does not exceed 4.5 to 1.	(i) the total debt ratio is less than 6.5 to 1 and (ii) the secured debt ratio does not exceed 3.5 to 1.
Debt ratio	7.0	6.5
Debt ratio related to actual position on senior credit facility	7.0	6.5
Secured debt ratio			3.25
Available cumulative credit	$ 2,180,134	$ 2,140,441
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured debt ratio	4.5	3.5
LAMAR MEDIA CORP [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Secured debt ratio	4.5	3.5